MASSMUTUAL PREMIER FUNDS
MassMutual Premier U.S. Government Money Market Fund
MassMutual Premier Short-Duration Bond Fund
MassMutual Premier Inflation-Protected and Income Fund
MassMutual Premier Core Bond Fund
MassMutual Premier Diversified Bond Fund
MassMutual Premier High Yield Fund
MassMutual Premier Balanced Fund
MassMutual Premier Disciplined Value Fund
MassMutual Premier Main Street Fund
MassMutual Premier Disciplined Growth Fund
MassMutual Premier Small Cap Opportunities Fund
MassMutual Premier Global Fund
MassMutual Premier International Equity Fund
MassMutual Premier Strategic Emerging Markets Fund
Supplement dated May 3, 2021 to the
Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements.It should be retained and read in conjunction with the Prospectus and any previous supplements.
Effective May 1, 2021, Baring International Investment Limited will be added as sub-subadviser to the MassMutual Premier Short-Duration Bond Fund, MassMutual Premier Inflation-Protected and Income Fund, MassMutual Premier Core Bond Fund, and MassMutual Premier Diversified Bond Fund (the “Funds”).
Effective May 1, 2021, the following information replaces the information for the MassMutual Premier Short-Duration Bond Fund found in the second paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance on page 7:
The Fund may also invest in below investment grade debt securities (“junk” or “high yield” bonds), including securities in default, and including bank loans; normally, 10% or less of the Fund’s total assets will be invested in below investment grade debt securities. In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if the Fund’s subadviser, Barings LLC, or sub-subadviser, Baring International Investment Limited (together with Barings, LLC, “Barings”), considers that doing so would be consistent with the Fund’s investment objective.
Effective May 1, 2021, the following information replaces the information for the MassMutual Premier Short-Duration Bond Fund found in the first paragraph under the heading Principal Risks in the section titled Investments, Risks, and Performance on page 7:
The following are the Principal Risks of the Fund. The value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund. References in this section to the Fund’s subadviser may include any sub-subadvisers as applicable. Certain risks relating to instruments and strategies used in the management of the Fund are placed first. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.
Effective May 1, 2021, the following information supplements the information for the Funds found in the section titled Management on pages 12, 18, 25, and 33:
Sub-subadviser(s): Baring International Investment Limited
Effective May 1, 2021, the following information supplements the information for the MassMutual Premier Short-Duration Bond Fund found under the heading Portfolio Manager(s) in the section titled Management on page 12:
Natalia Krol is a Managing Director and portfolio manager for Barings’ Emerging Markets Corporate Debt Group. She has managed the Fund since May 2021.

Omotunde Lawal, CFA is a Managing Director and the Head of, and a portfolio manager for, Barings’ Emerging Markets Corporate Debt Group. She has managed the Fund since May 2021.
Effective May 1, 2021, the following information replaces the information for the MassMutual Premier Inflation-Protected and Income Fund found in the fifth paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance on page 14:
The Fund generally intends to maintain a dollar-weighted average credit quality of A or better (determined on the basis of the highest credit rating of the Fund’s investments at the time of their purchase or, if unrated, determined to be of comparable quality by the subadviser). The Fund will invest primarily in assets rated investment grade at the time of purchase (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined to be of comparable quality by the subadviser) but not in assets rated below Ba3 by Moody’s, below BB- by Standard & Poor’s and the equivalent by any NRSRO. In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if the Fund’s subadviser, Barings LLC, or sub-subadviser, Baring International Investment Limited (together with Barings, LLC, “Barings”), considers that doing so would be consistent with the Fund’s investment objective. The Fund invests in a portfolio of securities that Barings expects to provide an attractive rate of real return. Barings defines “real return” as the portfolio’s total return (before expenses) less the estimated rate of inflation, measured using the Consumer Price Index for All Urban Consumers (the “CPI-U”).
Effective May 1, 2021, the following information replaces the information for the MassMutual Premier Inflation-Protected and Income Fund found in the first paragraph under the heading Principal Risks in the section titled Investments, Risks, and Performance on page 14:
The following are the Principal Risks of the Fund. The value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund. References in this section to the Fund’s subadviser may include any sub-subadvisers as applicable. Certain risks relating to instruments and strategies used in the management of the Fund are placed first. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.
Effective May 1, 2021, the following information replaces the information for the MassMutual Premier Core Bond Fund found in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance on pages 20 to 21:
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any nationally recognized statistical rating organization, or, if unrated, determined to be of comparable quality by the subadviser, Barings LLC, or sub-subadviser, Baring International Investment Limited (together with Barings, LLC, “Barings”)). These typically include U.S. dollar-denominated corporate obligations, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, U.S. and foreign issuer dollar-denominated bonds including, but not limited to, corporate obligations, government and agency issues, private placement bonds, securities subject to resale pursuant to Rule 144A, and mortgage-backed and other asset-backed securities, including collateralized bond and loan obligations. In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if Barings considers that doing so would be consistent with the Fund’s investment objective.
Effective May 1, 2021, the following information replaces the information for the MassMutual Premier Core Bond Fund found in the first paragraph under the heading Principal Risks in the section titled Investments, Risks, and Performance on page 21:
The following are the Principal Risks of the Fund. The value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund. References in this section to the Fund’s subadviser may include any sub-subadvisers as applicable. Certain risks relating to instruments and strategies used in the management of the Fund are placed first. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.
Effective May 1, 2021, the following information replaces the information for the MassMutual Premier Diversified Bond Fund found in the eighth paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance on page 28:
The dollar-weighted average credit quality of the Fund is generally not expected to be less than BBB-/Baa3. The Fund may, however, invest up to 25% of its net assets in below investment grade debt securities (“junk” or “high yield” bonds), including securities in default, and including bank loans, or their unrated equivalent, as determined by the subadviser. Investments in such securities will vary based upon the subadviser’s assessment of market conditions and the amount of additional yield offered in relation to the risk of the instruments. In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if the Fund’s subadviser, Barings LLC, or sub-subadviser, Baring International Investment Limited (together with Barings, LLC, “Barings”), considers that doing so would be consistent with the Fund’s investment objective. Barings expects for the Fund’s portfolio dollar-weighted average duration generally to match (plus or minus 2.5 years) the average duration of the Bloomberg Barclays U.S. Aggregate Bond Index (as of December 31, 2020, the average duration of the Index was 6.23 years). Duration measures the price sensitivity of a bond to changes in interest rates. Duration is the dollar weighted average time to maturity of a bond utilizing the present value of all future cash flows.
Effective May 1, 2021, the following information replaces the information for the MassMutual Premier Diversified Bond Fund found under the first paragraph under the heading Principal Risks in the section titled Investments, Risks, and Performance on page 29:
The following are the Principal Risks of the Fund. The value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund. References in this section to the Fund’s subadviser may include any sub-subadvisers as applicable. Certain risks relating to instruments and strategies used in the management of the Fund are placed first. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.
On or about May 4, 2021, the following information replaces the information for the MassMutual Premier Balanced Fund found beginning on page 42 under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The Fund seeks its investment objective by investing across different asset classes (U.S. equity securities and fixed income securities) each represented by a different segment of the Fund’s portfolio. Under normal market conditions, the Fund’s subadviser, Invesco Advisers, Inc., and sub-subadviser, Invesco Capital Management LLC (together with Invesco Advisers, Inc., “Invesco”), expect that 55%-75% of the Fund’s net assets will be invested in U.S. equity securities (the “U.S. Equity Segment”) and 25%-45% of the Fund’s net assets will be invested in fixed income securities (the “Bond Segment”) that meet certain environmental, social, and governance (“ESG”) criteria as described below. The Fund will target a long term strategic allocation of 65% to the U.S. Equity Segment and 35% to the Bond Segment. Invesco will periodically rebalance the portfolio back to these strategic weights. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may purchase and sell securities on a when-issued, delayed delivery, to-be-announced, or forward commitment basis. The Fund may hold a portion of its assets in cash or cash equivalents.
Using an indexing strategy, Invesco generally will invest at least 80% of the Fund’s assets allocated to the U.S. Equity Segment in the equity securities of companies included within the Invesco US Large Cap Total Balanced Multi-Factor ESG Index* (the “Invesco Index”). Invesco Indexing LLC, an affiliate of Invesco, serves as the index provider for the Invesco Index.
The Invesco Index employs a factor-based model and is designed to select equity securities of U.S. large-capitalization companies that meet high ESG standards. The Invesco Index includes constituents of the Invesco Indexing Investable Universe (the “Investable Universe”) that are designated as U.S.

large-capitalization securities in accordance with the Investable Universe methodology. Each eligible security is categorized by sector and assigned a score using a system established by Sustainalytics US Inc. (“Sustainalytics”), a third-party research provider that measures the strength of each pillar of ESG practices (the “ESG Score”). The top 75% of companies based on their ESG Scores within each sector are selected, while those in the tobacco, aerospace, coal, and pipeline industries, those in the bottom 10% by overall ESG Score, or those with a detrimental score for controversies, are excluded from the Invesco Index. The remaining securities are assigned a factor-based model score (the “Model Score”), which is computed by equal weighting the following individual factor scores:
Quality. A company’s quality factor score is based on an equally-weighted composite of three metrics: management quality (measured by the average quarterly percentage change in shares outstanding over the previous three years), earnings quality (measured by dividing the most recent year’s operating cash flow by the most recent year’s earnings), and operating quality (measured by dividing the most recent year’s aggregate gross income by the most recent year’s average total assets).
Value. A company’s value factor score is generally based on an equally-weighted composite of free cash flow yield, earnings yield, and book value of equity yield generally. For banks the value score is based on earnings yield and book value of equity yield and for real estate companies it is based on earnings yield, book value of equity yield, and funds from operations yield. Free cash flow, funds from operations, and earnings are measured over the previous year while book value is based on the most recent financial statement.
Price Momentum. A company’s price momentum factor score is based on the average monthly total return over the past nine months, excluding the most recent month, divided by the standard error of those total returns.
Low Volatility. A company’s low volatility factor score is based on the standard deviation of monthly total returns to a company’s stock price for the most recent 36-month period.
The Invesco Index constituents generally are weighted based on their market capitalizations and Model Scores.These weights are adjusted to ensure that each constituent and the Invesco Index as a whole satisfy certain constraints with respect to sector exposure, maximum security weights, and minimum security weights, as compared to a float-adjusted, market-capitalization weighted benchmark comprised of all of the U.S. large-capitalization securities of the Investable Universe. The Invesco Index is rebalanced effective the third Friday in June and December. In addition, Invesco Index maintenance is performed effective the third Friday in March and September, during which constituents may be removed if they are no longer constituents of the Investable Universe, are within the tobacco, aerospace, coal, and pipeline industries, are in the bottom 10% by ESG Score, or have a detrimental score for controversies. The U.S. Equity Segment is rebalanced and maintained in accordance with the Invesco Index, meaning that it will buy and sell securities in response to changes in the Invesco Index.
Although the U.S. Equity Segment generally will invest in substantially all of the securities comprising the Invesco Index in proportion to their weightings in the Invesco Index, under various circumstances it may not be possible or practicable to purchase all of those securities in those same weightings. In those circumstances, the U.S. Equity Segment may hold cash or purchase a sample of the securities in the Invesco Index. When it relies on a “sampling” methodology, Invesco uses quantitative analysis to select securities from the Invesco Index universe to obtain a representative sample of securities that has, overall, investment characteristics similar to the Invesco Index in terms of key risk factors, performance attributes, and other characteristics such as industry weightings, market capitalization, return variability, earnings valuation, yield, and other financial characteristics of securities. When employing a sampling methodology, Invesco bases the number of the holdings in the U.S. Equity Segment on a number of factors, including asset size of the U.S. Equity Segment, and generally expects the U.S. Equity Segment to hold fewer than the total number of securities in the Invesco Index. However, Invesco reserves the right to invest in as many securities as it believes necessary to achieve the Fund’s investment objective. The U.S. Equity Segment may invest in common stocks, preferred stocks, exchange-traded funds (“ETFs”), or other equity securities. The U.S. Equity Segment may use futures contracts, a type of derivative, to seek performance that corresponds to the Invesco Index and/or to manage cash flows. Use of futures contracts by the U.S. Equity Segment may create investment leverage.

Fixed income securities in which the Bond Segment invests primarily include U.S. dollar-denominated debt securities that are rated investment grade at the time of purchase, meaning that they will be rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any nationally recognized statistical rating organization (“NRSRO”). Debt securities in which the Bond Segment invests may include domestic and foreign corporate debt obligations, domestic and foreign government debt obligations, including U.S. Government securities, mortgage-related securities, asset-backed securities, and other debt obligations. The Bond Segment may also invest in unrated securities in which case Invesco may internally assign ratings to certain of those securities, after assessing their credit quality, in investment grade categories similar to those of NRSROs. There can be no assurance, nor is it intended, that Invesco’s credit analysis is consistent or comparable with the credit analysis process used by an NRSRO. In the event that a security receives different ratings from different NRSROs, the Bond Segment will treat the security as being rated in the highest rating category received from an NRSRO. The Bond Segment may invest in illiquid or thinly traded securities. The Bond Segment may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A. The Bond Segment may invest up to 5% its assets in securities below investment grade (“junk” or “high yield” bonds), including securities in default. In the event that a security is downgraded after its purchase by the Bond Segment, the Bond Segment may continue to hold the security if Invesco considers that doing so would be consistent with the Fund’s investment objective. The Bond Segment may also enter into dollar roll transactions.
The Bond Segment may invest a portion of its assets in foreign debt securities, including securities issued by foreign governments or companies in both developed and emerging markets. The Bond Segment may not invest more than 20% of its net assets in foreign debt securities.
The Bond Segment has no limitations on the range of maturities of the debt securities in which it can invest and may hold securities with short-, medium-, or long-term maturities. The maturity of a security differs from its effective duration, which attempts to measure the expected volatility of a security’s price to interest rate changes. The Bond Segment may but will not necessarily engage in treasury futures contracts in order to seek to enhance the Fund’s investment return or to try to manage investment risks. Use of treasury futures contracts by the Bond Segment may create investment leverage.
Invesco selects investments for the Bond Segment based on its analysis of opportunities and risks of various fixed income securities and market sectors by focusing on business cycle analysis and relative values between corporate and government sectors. The Bond Segment mainly seeks income earnings on its investments plus capital appreciation that may arise from decreases in interest rates, from improving credit fundamentals for a particular sector or security, or from other investment techniques. Invesco may sell securities that it believes no longer meet the above criteria.
Additionally, as part of the credit selection and portfolio construction process, Invesco employs a proprietary framework for evaluating each issuer based on ESG criteria that, with respect to the Bond Segment, it has determined to be important in the investment selection process. Invesco has developed an ESG risk evaluation that is integrated into its core fundamental credit research process. As part of this process, corporate and government issuers are evaluated and assigned an overall ESG score based on separate “E,” “S,” and “G” factor scores, which are derived using a proprietary scoring system that involves a quantitative and qualitative assessment of  “E,” S,” and “G” factors. As part of this research process, Invesco may use third-party ESG ratings, company reporting, and engagement with management. If an issuer is determined by Invesco to have an overall ESG score that meets the applicable threshold that Invesco has established for that type of issuer, securities issued by it will be considered as a potential investment for the Bond Segment.
The ESG evaluation process for the Bond Segment also includes some exclusionary screening criteria which are intended to avoid investing in companies that are non-compliant with the UN Global Compact as well as companies that derive a significant portion of their revenue from: tobacco product manufacturing or distribution; extraction of fossil fuels from oil sands; mining or distribution of thermal coal; alcohol manufacturing or distribution; military contracting; manufacture of small arms including civilian firearms; provision of gambling products or services; or the provision of adult entertainment products or services. Additionally, companies involved in the following at any threshold are excluded: manufacture of nonconventional weapons including landmines and cluster munitions; or manufacture of nuclear, biological, or chemical weapons.

Invesco will monitor the “E,” “S,” and “G” factors of the Bond Segment’s holdings. If Invesco determines that a security’s overall ESG score has ceased to meet its threshold for inclusion in the Bond Segment, Invesco may sell that security, provided it can do so in an orderly manner given then-prevailing market conditions.
The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.
* The “Invesco US Large Cap Total Balanced Multi-Factor ESG Index” and “Invesco Indexing” are the property of Invesco Indexing LLC and have been licensed for use by Invesco Capital Management LLC (“ICM”).
The shares (“Shares”) of the Fund (the “Product”) are not sponsored, endorsed, sold or promoted by Invesco Indexing LLC (“Licensor”). Licensor makes no representation or warranty, express or implied, to the owners of the Shares or any member of the public regarding the advisability of investing in securities generally or in the Shares particularly or the ability of the Invesco US Large Cap Total Balanced Multi-Factor ESG Index to track general stock market performance. Licensor is an affiliate of ICM and Invesco Advisers, Inc. (“Invesco”) and its relationship to ICM and Invesco includes the licensing of certain trademarks and trade names of Licensor and of the Invesco US Large Cap Total Balanced Multi-Factor ESG Index which is determined, composed and calculated by Licensor without regard to ICM, Invesco, the Product or the Shares. Licensor has no obligation to take the needs of the Licensee or the owners of the Shares into consideration in determining, composing or calculating the Invesco US Large Cap Total Balanced Multi-Factor ESG Index. Licensor is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Shares. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Shares.
Licensor does not guarantee the accuracy and/or the completeness of the Invesco US Large Cap Total Balanced Multi-Factor ESG Index and/or any data included therein. Licensor makes no warranty, express or implied, as to results to be obtained by ICM, Invesco, the Product or any owner of the Shares, or any other person or entity from the use of the Invesco US Large Cap Total Balanced Multi-Factor ESG Index or any data included therein in connection with the rights licensed hereunder or for any other use.
Licensor makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Invesco US Large Cap Total Balanced Multi-Factor ESG Index or any data included therein. Without limiting any of the foregoing, in no event shall Licensor have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.
On or about May 4, 2021, Small and Mid-Cap Company Risk is hereby deleted from the information for the MassMutual Premier Balanced Fund found on page 48 under the heading Principal Risks in the section titled Investments, Risks, and Performance.
Effective May 1, 2021, the following information replaces similar information found on page 107 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Barings LLC (“Barings”), an indirect, wholly-owned subsidiary of MassMutual, with principal offices located at 470 Atlantic Avenue, Boston, Massachusetts 02210 and at 300 South Tryon Street, Charlotte, North Carolina 28202, manages the investments of the U.S. Government Money Market Fund, Short-Duration Bond Fund, Inflation-Protected and Income Fund, Core Bond Fund, Diversified Bond Fund, and High Yield Fund. In addition, Baring International Investment Limited (“BIIL”) serves as sub-subadviser for the Short-Duration Bond Fund, Inflation-Protected and Income Fund, Core Bond Fund, and Diversified Bond Fund, and, subject to the supervision of Barings, is authorized to conduct securities transactions on behalf of the Funds. BIIL is a wholly-owned subsidiary of Barings and its address is 20 Old Bailey, London, EC4M 7BF, United Kingdom. Barings has provided investment advice to individual and institutional investors for more than 75 years and, with its subsidiaries, had assets under management as of September 30, 2020 of approximately $354.3 billion.
Effective May 1, 2021, the following information supplements the information for Barings LLC beginning on page 107 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Natalia Krol
is a Managing Director and portfolio manager for Barings’ Emerging Markets Corporate Debt Group. Ms. Krol shares primary responsibility for the day-to-day management of the Short-Duration Bond Fund. Ms. Krol has worked in the industry since 2002. Prior to joining Barings in 2014, Ms. Krol was employed at Schroders Investment Management as a credit analyst and Barclays Capital as a research analyst.

Omotunde Lawal, CFA
is a Managing Director and the Head of, and a portfolio manager for, Barings’ Emerging Markets Corporate Debt Group. Ms. Lawal shares primary responsibility for the day-to-day management of the Short-Duration Bond Fund. Ms. Lawal is also the chairperson of the Emerging Markets Corporate Investment Committee. Ms. Lawal has worked in the industry since 2000. Prior to joining Barings in 2014, Ms. Lawal was employed at Cosford Capital Management as a portfolio manager focusing on high yield and distressed LATAM and CEEMEA corporates, following positions at Standard Bank London, Barclays Capital, and Deloitte & Touche/Arthur Andersen.
Effective immediately, the following information replaces the information found in the second paragraph under the heading Additional Information in the section titled Distribution Plan, Shareholder Servicing, and Payments to Intermediaries on page 118:
In addition to the various payments described above, MML Advisers in its discretion may directly, or through an affiliate, pay up to 0.35% of the amount invested to intermediaries who provide services on behalf of shareholders of the Funds. This compensation is paid by MML Advisers from its own assets. The payments will be based on criteria established by MML Advisers and will be paid quarterly, in arrears.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3000M-21-04

MASSMUTUAL PREMIER FUNDS
MassMutual Premier Short-Duration Bond Fund
Supplement dated May 3, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective May 1, 2021, Baring International Investment Limited will be added as sub-subadviser to the MassMutual Premier Short-Duration Bond Fund (the “Fund”).
Effective May 1, 2021, the following information replaces the information for the Fund found in the second paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The Fund may also invest in below investment grade debt securities (“junk” or “high yield” bonds), including securities in default, and including bank loans; normally, 10% or less of the Fund’s total assets will be invested in below investment grade debt securities. In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if the Fund’s subadviser, Barings LLC, or sub-subadviser, Baring International Investment Limited (together with Barings, LLC, “Barings”), considers that doing so would be consistent with the Fund’s investment objective.
Effective May 1, 2021, the following information replaces the information for the Fund found in the first paragraph under the heading Principal Risks in the section titled Investments, Risks, and Performance:
The following are the Principal Risks of the Fund. The value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund. References in this section to the Fund’s subadviser may include any sub-subadvisers as applicable. Certain risks relating to instruments and strategies used in the management of the Fund are placed first. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.
Effective May 1, 2021, the following information supplements the information for the Fund found in the section titled Management:
Sub-subadviser(s):Baring International Investment Limited
Effective May 1, 2021, the following information supplements the information for the Fund found under the heading Portfolio Manager(s) in the section titled Management:
Natalia Krol is a Managing Director and portfolio manager for Barings’ Emerging Markets Corporate Debt Group. She has managed the Fund since May 2021.
Omotunde Lawal, CFA is a Managing Director and the Head of, and a portfolio manager for, Barings’ Emerging Markets Corporate Debt Group. She has managed the Fund since May 2021.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SDB-21-02

MASSMUTUAL PREMIER FUNDS
MassMutual Premier Inflation-Protected and Income Fund
Supplement dated May 3, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective May 1, 2021, Baring International Investment Limited will be added as sub-subadviser to the MassMutual Premier Inflation-Protected and Income Fund (the “Fund”).
Effective May 1, 2021, the following information replaces the information for the Fund found in the fifth paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The Fund generally intends to maintain a dollar-weighted average credit quality of A or better (determined on the basis of the highest credit rating of the Fund’s investments at the time of their purchase or, if unrated, determined to be of comparable quality by the subadviser). The Fund will invest primarily in assets rated investment grade at the time of purchase (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any nationally recognized statistical rating organization (“NRSRO”), or, if unrated, determined to be of comparable quality by the subadviser) but not in assets rated below Ba3 by Moody’s, below BB- by Standard & Poor’s and the equivalent by any NRSRO. In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if the Fund’s subadviser, Barings LLC, or sub-subadviser, Baring International Investment Limited (together with Barings, LLC, “Barings”), considers that doing so would be consistent with the Fund’s investment objective. The Fund invests in a portfolio of securities that Barings expects to provide an attractive rate of real return. Barings defines “real return” as the portfolio’s total return (before expenses) less the estimated rate of inflation, measured using the Consumer Price Index for All Urban Consumers (the “CPI-U”).
Effective May 1, 2021, the following information replaces the information for the Fund found in the first paragraph under the heading Principal Risks in the section titled Investments, Risks, and Performance:
The following are the Principal Risks of the Fund. The value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund. References in this section to the Fund’s subadviser may include any sub-subadvisers as applicable. Certain risks relating to instruments and strategies used in the management of the Fund are placed first. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.
Effective May 1, 2021, the following information supplements the information for the Fund found in the section titled Management:
Sub-subadviser(s): Baring International Investment Limited
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
IPI-21-02

MASSMUTUAL PREMIER FUNDS
MassMutual Premier Core Bond Fund
Supplement dated May 3, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective May 1, 2021, Baring International Investment Limited will be added as sub-subadviser to the MassMutual Premier Core Bond Fund (the “Fund”).
Effective May 1, 2021, the following information replaces the information for the Fund found in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade fixed income securities (rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any nationally recognized statistical rating organization, or, if unrated, determined to be of comparable quality by the subadviser, Barings LLC, or sub-subadviser, Baring International Investment Limited (together with Barings, LLC, “Barings”)). These typically include U.S. dollar-denominated corporate obligations, securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, U.S. and foreign issuer dollar-denominated bonds including, but not limited to, corporate obligations, government and agency issues, private placement bonds, securities subject to resale pursuant to Rule 144A, and mortgage-backed and other asset-backed securities, including collateralized bond and loan obligations. In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if Barings considers that doing so would be consistent with the Fund’s investment objective.
Effective May 1, 2021, the following information replaces the information for the Fund found in the first paragraph under the heading Principal Risks in the section titled Investments, Risks, and Performance:
The following are the Principal Risks of the Fund. The value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund. References in this section to the Fund’s subadviser may include any sub-subadvisers as applicable. Certain risks relating to instruments and strategies used in the management of the Fund are placed first. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.
Effective May 1, 2021, the following information supplements the information for the Fund found in the section titled Management:
Sub-subadviser(s): Baring International Investment Limited
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
CB-21-02

MASSMUTUAL PREMIER FUNDS
MassMutual Premier Diversified Bond Fund
Supplement dated May 3, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
Effective May 1, 2021, Baring International Investment Limited will be added as sub-subadviser to the MassMutual Premier Diversified Bond Fund (the “Fund”).
Effective May 1, 2021, the following information replaces the information for the Fund found in the eighth paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The dollar-weighted average credit quality of the Fund is generally not expected to be less than BBB-/Baa3. The Fund may, however, invest up to 25% of its net assets in below investment grade debt securities (“junk” or “high yield” bonds), including securities in default, and including bank loans, or their unrated equivalent, as determined by the subadviser. Investments in such securities will vary based upon the subadviser’s assessment of market conditions and the amount of additional yield offered in relation to the risk of the instruments. In the event that a security is downgraded after its purchase by the Fund, the Fund may continue to hold the security if the Fund’s subadviser, Barings LLC, or sub-subadviser, Baring International Investment Limited (together with Barings, LLC, “Barings”), considers that doing so would be consistent with the Fund’s investment objective. Barings expects for the Fund’s portfolio dollar-weighted average duration generally to match (plus or minus 2.5 years) the average duration of the Bloomberg Barclays U.S. Aggregate Bond Index (as of December 31, 2020, the average duration of the Index was 6.23 years). Duration measures the price sensitivity of a bond to changes in interest rates. Duration is the dollar weighted average time to maturity of a bond utilizing the present value of all future cash flows.
Effective May 1, 2021, the following information replaces the information for the Fund found under the first paragraph under the heading Principal Risks in the section titled Investments, Risks, and Performance:
The following are the Principal Risks of the Fund. The value of your investment in the Fund could go down as well as up. You can lose money by investing in the Fund. References in this section to the Fund’s subadviser may include any sub-subadvisers as applicable. Certain risks relating to instruments and strategies used in the management of the Fund are placed first. The significance of any specific risk to an investment in the Fund will vary over time, depending on the composition of the Fund’s portfolio, market conditions, and other factors. You should read all of the risk information presented below carefully, because any one or more of these risks may result in losses to the Fund.
Effective May 1, 2021, the following information supplements the information for the Fund found in the section titled Management:
Sub-subadviser(s): Baring International Investment Limited
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
DB-21-02

MASSMUTUAL PREMIER FUNDS
MassMutual Premier Balanced Fund
Supplement dated May 3, 2021 to the
Summary Prospectus dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.
On or about May 4, 2021, the following information replaces the information for the MassMutual Premier Balanced Fund (the “Fund”) found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The Fund seeks its investment objective by investing across different asset classes (U.S. equity securities and fixed income securities) each represented by a different segment of the Fund’s portfolio. Under normal market conditions, the Fund’s subadviser, Invesco Advisers, Inc., and sub-subadviser, Invesco Capital Management LLC (together with Invesco Advisers, Inc., “Invesco”), expect that 55%-75% of the Fund’s net assets will be invested in U.S. equity securities (the “U.S. Equity Segment”) and 25%-45% of the Fund’s net assets will be invested in fixed income securities (the “Bond Segment”) that meet certain environmental, social, and governance (“ESG”) criteria as described below. The Fund will target a long term strategic allocation of 65% to the U.S. Equity Segment and 35% to the Bond Segment. Invesco will periodically rebalance the portfolio back to these strategic weights. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may purchase and sell securities on a when-issued, delayed delivery, to-be-announced, or forward commitment basis. The Fund may hold a portion of its assets in cash or cash equivalents.
Using an indexing strategy, Invesco generally will invest at least 80% of the Fund’s assets allocated to the U.S. Equity Segment in the equity securities of companies included within the Invesco US Large Cap Total Balanced Multi-Factor ESG Index* (the “Invesco Index”). Invesco Indexing LLC, an affiliate of Invesco, serves as the index provider for the Invesco Index.
The Invesco Index employs a factor-based model and is designed to select equity securities of U.S. large-capitalization companies that meet high ESG standards. The Invesco Index includes constituents of the Invesco Indexing Investable Universe (the “Investable Universe”) that are designated as U.S. large-capitalization securities in accordance with the Investable Universe methodology. Each eligible security is categorized by sector and assigned a score using a system established by Sustainalytics US Inc. (“Sustainalytics”), a third-party research provider that measures the strength of each pillar of ESG practices (the “ESG Score”). The top 75% of companies based on their ESG Scores within each sector are selected, while those in the tobacco, aerospace, coal, and pipeline industries, those in the bottom 10% by overall ESG Score, or those with a detrimental score for controversies, are excluded from the Invesco Index. The remaining securities are assigned a factor-based model score (the “Model Score”), which is computed by equal weighting the following individual factor scores:
Quality. A company’s quality factor score is based on an equally-weighted composite of three metrics: management quality (measured by the average quarterly percentage change in shares outstanding over the previous three years), earnings quality (measured by dividing the most recent year’s operating cash flow by the most recent year’s earnings), and operating quality (measured by dividing the most recent year’s aggregate gross income by the most recent year’s average total assets).
Value. A company’s value factor score is generally based on an equally-weighted composite of free cash flow yield, earnings yield, and book value of equity yield generally. For banks the value score is based on earnings yield and book value of equity yield and for real estate companies it is based on earnings yield, book value of equity yield, and funds from operations yield. Free cash flow, funds from operations, and earnings are measured over the previous year while book value is based on the most recent financial statement.
Price Momentum. A company’s price momentum factor score is based on the average monthly total return over the past nine months, excluding the most recent month, divided by the standard error of those total returns.

Low Volatility. A company’s low volatility factor score is based on the standard deviation of monthly total returns to a company’s stock price for the most recent 36-month period.
The Invesco Index constituents generally are weighted based on their market capitalizations and Model Scores.These weights are adjusted to ensure that each constituent and the Invesco Index as a whole satisfy certain constraints with respect to sector exposure, maximum security weights, and minimum security weights, as compared to a float-adjusted, market-capitalization weighted benchmark comprised of all of the U.S. large-capitalization securities of the Investable Universe. The Invesco Index is rebalanced effective the third Friday in June and December. In addition, Invesco Index maintenance is performed effective the third Friday in March and September, during which constituents may be removed if they are no longer constituents of the Investable Universe, are within the tobacco, aerospace, coal, and pipeline industries, are in the bottom 10% by ESG Score, or have a detrimental score for controversies. The U.S. Equity Segment is rebalanced and maintained in accordance with the Invesco Index, meaning that it will buy and sell securities in response to changes in the Invesco Index.
Although the U.S. Equity Segment generally will invest in substantially all of the securities comprising the Invesco Index in proportion to their weightings in the Invesco Index, under various circumstances it may not be possible or practicable to purchase all of those securities in those same weightings. In those circumstances, the U.S. Equity Segment may hold cash or purchase a sample of the securities in the Invesco Index. When it relies on a “sampling” methodology, Invesco uses quantitative analysis to select securities from the Invesco Index universe to obtain a representative sample of securities that has, overall, investment characteristics similar to the Invesco Index in terms of key risk factors, performance attributes, and other characteristics such as industry weightings, market capitalization, return variability, earnings valuation, yield, and other financial characteristics of securities. When employing a sampling methodology, Invesco bases the number of the holdings in the U.S. Equity Segment on a number of factors, including asset size of the U.S. Equity Segment, and generally expects the U.S. Equity Segment to hold fewer than the total number of securities in the Invesco Index. However, Invesco reserves the right to invest in as many securities as it believes necessary to achieve the Fund’s investment objective. The U.S. Equity Segment may invest in common stocks, preferred stocks, exchange-traded funds (“ETFs”), or other equity securities. The U.S. Equity Segment may use futures contracts, a type of derivative, to seek performance that corresponds to the Invesco Index and/or to manage cash flows. Use of futures contracts by the U.S. Equity Segment may create investment leverage.
Fixed income securities in which the Bond Segment invests primarily include U.S. dollar-denominated debt securities that are rated investment grade at the time of purchase, meaning that they will be rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any nationally recognized statistical rating organization (“NRSRO”). Debt securities in which the Bond Segment invests may include domestic and foreign corporate debt obligations, domestic and foreign government debt obligations, including U.S. Government securities, mortgage-related securities, asset-backed securities, and other debt obligations. The Bond Segment may also invest in unrated securities in which case Invesco may internally assign ratings to certain of those securities, after assessing their credit quality, in investment grade categories similar to those of NRSROs. There can be no assurance, nor is it intended, that Invesco’s credit analysis is consistent or comparable with the credit analysis process used by an NRSRO. In the event that a security receives different ratings from different NRSROs, the Bond Segment will treat the security as being rated in the highest rating category received from an NRSRO. The Bond Segment may invest in illiquid or thinly traded securities. The Bond Segment may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A. The Bond Segment may invest up to 5% its assets in securities below investment grade (“junk” or “high yield” bonds), including securities in default. In the event that a security is downgraded after its purchase by the Bond Segment, the Bond Segment may continue to hold the security if Invesco considers that doing so would be consistent with the Fund’s investment objective. The Bond Segment may also enter into dollar roll transactions.
The Bond Segment may invest a portion of its assets in foreign debt securities, including securities issued by foreign governments or companies in both developed and emerging markets. The Bond Segment may not invest more than 20% of its net assets in foreign debt securities.
The Bond Segment has no limitations on the range of maturities of the debt securities in which it can invest and may hold securities with short-, medium-, or long-term maturities. The maturity of a security differs from its effective duration, which attempts to measure the expected volatility of a security’s price to interest rate changes. The Bond Segment may but will not necessarily engage in treasury futures contracts in order to seek to enhance the Fund’s investment return or to try to manage investment risks. Use of treasury futures contracts by the Bond Segment may create investment leverage.
Invesco selects investments for the Bond Segment based on its analysis of opportunities and risks of various fixed income securities and market sectors by focusing on business cycle analysis and relative values between corporate and government sectors. The Bond Segment mainly seeks income earnings on its investments plus capital appreciation that may arise from decreases in interest rates, from improving credit fundamentals for a particular sector or security, or from other investment techniques. Invesco may sell securities that it believes no longer meet the above criteria.
Additionally, as part of the credit selection and portfolio construction process, Invesco employs a proprietary framework for evaluating each issuer based on ESG criteria that, with respect to the Bond Segment, it has determined to be important in the investment selection process. Invesco has developed an ESG risk evaluation that is integrated into its core fundamental credit research process. As part of this process, corporate and government issuers are evaluated and assigned an overall ESG score based on separate “E,” “S,” and “G” factor scores, which are derived using a proprietary scoring system that involves a quantitative and qualitative assessment of  “E,” S,” and “G” factors. As part of this research process, Invesco may use third-party ESG ratings, company reporting, and engagement with management. If an issuer is determined by Invesco to have an overall ESG score that meets the applicable threshold that Invesco has established for that type of issuer, securities issued by it will be considered as a potential investment for the Bond Segment.
The ESG evaluation process for the Bond Segment also includes some exclusionary screening criteria which are intended to avoid investing in companies that are non-compliant with the UN Global Compact as well as companies that derive a significant portion of their revenue from: tobacco product manufacturing or distribution; extraction of fossil fuels from oil sands; mining or distribution of thermal coal; alcohol manufacturing or distribution; military contracting; manufacture of small arms including civilian firearms; provision of gambling products or services; or the provision of adult entertainment products or services. Additionally, companies involved in the following at any threshold are excluded: manufacture of nonconventional weapons including landmines and cluster munitions; or manufacture of nuclear, biological, or chemical weapons.
Invesco will monitor the “E,” “S,” and “G” factors of the Bond Segment’s holdings. If Invesco determines that a security’s overall ESG score has ceased to meet its threshold for inclusion in the Bond Segment, Invesco may sell that security, provided it can do so in an orderly manner given then-prevailing market conditions.
The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.
* The “Invesco US Large Cap Total Balanced Multi-Factor ESG Index” and “Invesco Indexing” are the property of Invesco Indexing LLC and have been licensed for use by Invesco Capital Management LLC (“ICM”).
The shares (“Shares”) of the Fund (the “Product”) are not sponsored, endorsed, sold or promoted by Invesco Indexing LLC (“Licensor”). Licensor makes no representation or warranty, express or implied, to the owners of the Shares or any member of the public regarding the advisability of investing in securities generally or in the Shares particularly or the ability of the Invesco US Large Cap Total Balanced Multi-Factor ESG Index to track general stock market performance. Licensor is an affiliate of ICM and Invesco Advisers, Inc. (“Invesco”) and its relationship to ICM and Invesco includes the licensing of certain trademarks and trade names of Licensor and of the Invesco US Large Cap Total Balanced Multi-Factor ESG Index which is determined, composed and calculated by Licensor without regard to ICM, Invesco, the Product or the Shares. Licensor has no obligation to take the needs of the Licensee or the owners of the Shares into consideration in determining, composing or calculating the Invesco US Large Cap Total Balanced Multi-Factor ESG Index. Licensor is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Shares. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Shares.
Licensor does not guarantee the accuracy and/or the completeness of the Invesco US Large Cap Total Balanced Multi-Factor ESG Index and/or any data included therein. Licensor makes no warranty, express or implied, as to results to be obtained by ICM, Invesco, the Product or any owner of the Shares, or any other person or entity from the use of the Invesco US Large Cap Total Balanced Multi-Factor ESG Index or any data included therein in connection with the rights licensed hereunder or for any other use.

Licensor makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Invesco US Large Cap Total Balanced Multi-Factor ESG Index or any data included therein. Without limiting any of the foregoing, in no event shall Licensor have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.
On or about May 4, 2021, Small and Mid-Cap Company Risk is hereby deleted from the information for the Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
BAL-21-03

MASSMUTUAL PREMIER FUNDS
MassMutual Premier U.S. Government Money Market Fund
MassMutual Premier Short-Duration Bond Fund
MassMutual Premier Inflation-Protected and Income Fund
MassMutual Premier Core Bond Fund
MassMutual Premier Diversified Bond Fund
MassMutual Premier High Yield Fund
MassMutual Premier Balanced Fund
MassMutual Premier Disciplined Value Fund
MassMutual Premier Main Street Fund
MassMutual Premier Disciplined Growth Fund
MassMutual Premier Small Cap Opportunities Fund
MassMutual Premier Global Fund
MassMutual Premier International Equity Fund
MassMutual Premier Strategic Emerging Markets Fund
Supplement dated May 3, 2021 to the
Statement of Additional Information dated February 1, 2021
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective May 1, 2021, Baring International Investment Limited will be added as sub-subadviser to the MassMutual Premier Short-Duration Bond Fund, MassMutual Premier Inflation-Protected and Income Fund, MassMutual Premier Core Bond Fund, and MassMutual Premier Diversified Bond Fund.
Effective May 1, 2021, the following information replaces the information found under the section titled General Information on page B-3:
The Trust is organized under the laws of The Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time (the “Declaration of Trust”). The investment adviser for each of the Funds is MML Investment Advisers, LLC (“MML Advisers”). The subadviser for the U.S. Government Money Market Fund, Short-Duration Bond Fund, Inflation-Protected and Income Fund, Core Bond Fund, Diversified Bond Fund, and High Yield Fund is Barings LLC (“Barings”). Barings is an indirect subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”). In addition, Baring International Investment Limited (“BIIL”) serves as a sub-subadviser for the Short-Duration Bond Fund, Inflation-Protected and Income Fund, Core Bond Fund, and Diversified Bond Fund. The subadviser for the Balanced Fund, Main Street Fund, Small Cap Opportunities Fund, Global Fund, and Strategic Emerging Markets Fund is Invesco Advisers, Inc. (“Invesco”). In addition, Invesco Capital Management LLC (“ICM”) serves as sub-subadviser for the Balanced Fund. The subadviser for the Disciplined Value Fund and Disciplined Growth Fund is Wellington Management Company LLP (“Wellington Management”). The subadvisers for the International Equity Fund are Wellington Management and Thompson, Siegel & Walmsley LLC (“TSW”). References in this SAI to a Fund’s subadviser may include any sub-subadvisers as applicable.
On or about May 4, 2021, the following information replaces the information found under the heading Balanced Fund in the section titled Additional Investment Policies on page B-4:
Disclaimer. The “Invesco US Large Cap Total Balanced Multi-Factor ESG Index” and “Invesco Indexing” are the property of Invesco Indexing LLC and have been licensed for use by ICM.
The shares (“Shares”) of the Balanced Fund (the “Product”) are not sponsored, endorsed, sold or promoted by Invesco Indexing LLC (“Licensor”). Licensor makes no representation or warranty, express or implied, to the owners of the Shares or any member of the public regarding the advisability of investing in securities generally or in the Shares particularly or the ability of the Invesco US Large Cap Total Balanced Multi-Factor ESG Index to track general stock market performance. Licensor is an affiliate of ICM and Invesco and its relationship to ICM and Invesco includes the licensing of certain trademarks and trade names of Licensor and of the Invesco US Large Cap Total Balanced Multi-Factor ESG Index which is determined, composed and calculated by Licensor without regard to ICM, Invesco, the Product or the

Shares. Licensor has no obligation to take the needs of the Licensee or the owners of the Shares into consideration in determining, composing or calculating the Invesco US Large Cap Total Balanced Multi-Factor ESG Index. Licensor is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Shares. Licensor has no obligation or liability in connection with the administration, marketing or trading of the Shares.
Licensor does not guarantee the accuracy and/or the completeness of the Invesco US Large Cap Total Balanced Multi-Factor ESG Index and/or any data included therein. Licensor makes no warranty, express or implied, as to results to be obtained by ICM, Invesco, the Product or any owner of the Shares, or any other person or entity from the use of the Invesco US Large Cap Total Balanced Multi-Factor ESG Index or any data included therein in connection with the rights licensed hereunder or for any other use.
Licensor makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Invesco US Large Cap Total Balanced Multi-Factor ESG Index or any data included therein. Without limiting any of the foregoing, in no event shall Licensor have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.
Effective May 1, 2021, the following information supplements the information for Barings LLC found on page B-76 under the heading Affiliated Subadviser in the section titled Investment Advisory and Other Service Agreements:
In addition, BIIL serves as a sub-subadviser for the Short-Duration Bond Fund, Inflation-Protected and Income Fund, Core Bond Fund, and Diversified Bond Fund. BIIL is a wholly-owned subsidiary of Barings. Barings has entered into sub-subadvisory agreements with BIIL under which, subject to the supervision of Barings, BIIL is authorized to conduct securities transactions on behalf of each of the Short-Duration Bond Fund, Inflation-Protected and Income Fund, Core Bond Fund, and Diversified Bond Fund. BIIL is located at 20 Old Bailey, London, EC4M 7BF, United Kingdom. BIIL also provides sub-subadvisory services for the MML Inflation-Protected and Income Fund, MML Managed Bond Fund, and MML Short-Duration Bond Fund, each of which is a series of MML Series Investment Fund II, a registered, open-end investment company for which MML Advisers serves as investment adviser.
Effective immediately, the following information replaces the information found in the first paragraph in the section titled Class A, Class R4, and Class R3 Distribution and Service Plan on page B-81:
The Trust has adopted, with respect to the Class I, Class R5, Service Class, Administrative Class, Class A, Class R4, and Class R3 shares of each Fund, an Amended and Restated Rule 12b-1 Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of voting on the Plan, approved the Plan for each Fund and share class.
Effective immediately, the following information supplements the information found in the section titled Class A, Class R4, and Class R3 Distribution and Service Plan as the new fourth paragraph on page B-81:
MML Advisers may pay amounts in respect of the distribution or servicing of a Fund’s shares out of administrative or advisory fees received by it from that Fund. The Plan authorizes such payments for Class I, Class R5, Service Class, and Administrative Class shares of each Fund, although MML Advisers may make such payments in respect of shares of any class. No additional fees are paid by a Fund under the Plan.
Effective May 1, 2021, the following information replaces the first sentence found on page B-83 in the section titled Codes of Ethics:
The Trust, MML Advisers, the Distributor, Barings, BIIL, ICM, Invesco, TSW, and Wellington Management have each adopted a code of ethics (the “Codes of Ethics”) pursuant to Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940, as amended.
Effective May 1, 2021, the following information replaces similar information found in the section titled Appendix C  —  Additional Portfolio Manager Information beginning on page B-144:

The portfolio managers of the Short-Duration Bond Fund are Yulia Alekseeva, Stephen Ehrenberg, Natalia Krol, Omotunde Lawal, Charles S. Sanford, and Douglas M. Trevallion, II.
Effective May 1, 2021, the following information supplements the information found in the section titled Appendix C  —  Additional Portfolio Manager Information beginning on page B-144:
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Natalia Krol
Registered investment companies**	2	$160 million	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	3	$2,083 million	0	$0
Omotunde Lawal
Registered investment companies**	0	$0	0	$0
Other pooled investment vehicles	2	$231 million	0	$0
Other accounts	8	$7,435 million	0	$0

*
The information provided is as of March 31, 2021.

**
Does not include the Short-Duration Bond Fund.

Ownership of Securities:
As of March 31, 2021, the portfolio managers did not own any shares of the Short-Duration Bond Fund. The portfolio managers do not directly own any shares of the Fund, but may have an economic interest in the Fund due to their participation in a deferred compensation plan and/or 401(k) plan.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3000M-21-03